Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 13,001	$ 14,165	$ 12,133	$ 14,443
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	8,194	9,235
Denominated in Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,725	3,628
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	428	459
Denominated in GBP [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,597	839
Other [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 57	$ 4